Taxes on income - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Owned, Federal Income Tax Note [Line Items]
Decrease in provision for tax on trapped earnings due to utilization in period	$ 4,900
Undistributed earnings of foreign subsidiaries		$ 57,268
Interest on income taxes accrued		$ 441	$ 470
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		23.00%	23.00%	23.00%
Approved Enterprise and Beneficiary Enterprise | Minimum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		0.00%
Approved Enterprise and Beneficiary Enterprise | Maximum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		10.00%